Distribution Date:	03/17/25	WFRBS Commercial Mortgage Trust 2013-C14
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2013-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	Trust Administrator	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16		Attention: WFRBS 2013-C14 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	22		General Contact	(312) 332-7457
Modified Loan Detail	23		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890PAA2	0.836000%	61,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890PAB0	2.133000%	48,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890PAC8	2.939000%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	92890PBS2	5.680180%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	92890PBU7	3.099000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890PAD6	3.073000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FL	92890PBC7	5.610180%	95,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FX	92890PBE3	3.337000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92890PAE4	3.337000%	437,741,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92890PAF1	2.977000%	116,194,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92890PAG9	3.488000%	108,379,000.00	15,808,858.90	0.00	16,030.40	0.00	0.00	16,030.40	15,808,858.90	95.13%	22.62%
B	92890PAH7	3.805351%	102,868,000.00	102,868,000.00	0.00	0.00	0.00	0.00	0.00	102,868,000.00	63.44%	15.62%
C	92890PAJ3	3.805351%	53,271,000.00	53,271,000.00	0.00	0.00	0.00	0.00	0.00	53,271,000.00	47.03%	12.00%
D	92890PBG8	3.805351%	77,151,000.00	77,151,000.00	0.00	0.00	0.00	0.00	0.00	77,151,000.00	23.26%	6.75%
E	92890PBJ2	3.250000%	25,717,000.00	25,717,000.00	0.00	0.00	0.00	0.00	0.00	25,717,000.00	15.34%	5.00%
F	92890PBL7	3.250000%	16,532,000.00	16,532,000.00	0.00	0.00	0.00	0.00	0.00	16,532,000.00	10.25%	3.88%
G	92890PBN3	3.250000%	56,945,239.00	50,910,059.58	0.00	0.00	0.00	17,637,940.71	0.00	33,272,118.87	0.00%	0.00%
R	92890PBQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890PBX1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,469,544,241.02	342,257,918.48	0.00	16,030.40	0.00	17,637,940.71	16,030.40	324,619,977.77

X-A	92890PAL8	0.317351%	1,137,060,000.00	15,808,858.90	0.00	4,180.79	0.00	0.00	4,180.79	15,808,858.90
X-B	92890PAM6	0.000000%	102,868,000.00	102,868,000.00	0.00	0.00	0.00	0.00	0.00	102,868,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-C	92890PBA1	0.555351%	99,194,239.00	93,159,059.58	0.00	43,113.29	0.00	0.00	43,113.29	75,521,118.87
Notional SubTotal			1,339,122,239.00	211,835,918.48	0.00	47,294.08	0.00	0.00	47,294.08	194,197,977.77

Deal Distribution Total					0.00	63,324.48	0.00	17,637,940.71	63,324.48

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890PAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	92890PBS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	92890PBU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890PAD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FL	92890PBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FX	92890PBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92890PAE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92890PAF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92890PAG9	145.86643999	0.00000000	0.14791057	0.27607461	0.27607461	0.00000000	0.00000000	0.14791057	145.86643999
B	92890PAH7	1,000.00000000	0.00000000	0.00000000	3.17112552	3.17112552	0.00000000	0.00000000	0.00000000	1,000.00000000
C	92890PAJ3	1,000.00000000	0.00000000	0.00000000	3.17112557	3.17112557	0.00000000	0.00000000	0.00000000	1,000.00000000
D	92890PBG8	1,000.00000000	0.00000000	0.00000000	3.17112558	3.17112558	0.00000000	0.00000000	0.00000000	1,000.00000000
E	92890PBJ2	1,000.00000000	0.00000000	0.00000000	2.70833340	6.94764825	0.00000000	0.00000000	0.00000000	1,000.00000000
F	92890PBL7	1,000.00000000	0.00000000	0.00000000	2.70833353	32.50000242	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92890PBN3	894.01784019	0.00000000	0.00000000	2.42129829	105.42648860	0.00000000	309.73512483	0.00000000	584.28271536
R	92890PBQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92890PBX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890PAL8	13.90327590	0.00000000	0.00367684	0.00000000	0.00000000	0.00000000	0.00000000	0.00367684	13.90327590
X-B	92890PAM6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	92890PBA1	939.15796441	0.00000000	0.43463502	0.00000000	0.00000000	0.00000000	0.00000000	0.43463502	761.34581636

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	02/01/25 - 02/28/25	30	0.00	4,180.79	0.00	4,180.79	0.00	0.00	0.00	4,180.79	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	02/01/25 - 02/28/25	30	0.00	43,113.29	0.00	43,113.29	0.00	0.00	0.00	43,113.29	0.00
A-S	02/01/25 - 02/28/25	30	0.00	45,951.08	0.00	45,951.08	29,920.69	0.00	0.00	16,030.40	29,920.69
B	02/01/25 - 02/28/25	30	0.00	326,207.34	0.00	326,207.34	326,207.34	0.00	0.00	0.00	326,207.34
C	02/01/25 - 02/28/25	30	0.00	168,929.03	0.00	168,929.03	168,929.03	0.00	0.00	0.00	168,929.03
D	02/01/25 - 02/28/25	30	0.00	244,655.51	0.00	244,655.51	244,655.51	0.00	0.00	0.00	244,655.51
E	02/01/25 - 02/28/25	30	109,022.46	69,650.21	0.00	69,650.21	69,650.21	0.00	0.00	0.00	178,672.67
F	02/01/25 - 02/28/25	30	492,515.87	44,774.17	0.00	44,774.17	44,774.17	0.00	0.00	0.00	537,290.04
G	02/01/25 - 02/28/25	30	5,865,655.18	137,881.41	0.00	137,881.41	137,881.41	0.00	0.00	0.00	6,003,536.59
Totals			6,467,193.51	1,085,342.83	0.00	1,085,342.83	1,022,018.36	0.00	0.00	63,324.48	7,489,211.87

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92890PAG9	3.488000%	108,379,000.00	15,808,858.90	0.00	16,030.40	0.00	0.00	16,030.40	15,808,858.90
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92890PAH7	3.805351%	102,868,000.00	102,868,000.00	0.00	0.00	0.00	0.00	0.00	102,868,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92890PAJ3	3.805351%	53,271,000.00	53,271,000.00	0.00	0.00	0.00	0.00	0.00	53,271,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			264,518,000.03	171,947,858.90	0.00	16,030.40	0.00	0.00	16,030.40	171,947,858.90

Exchangeable Certificate Details
PEX	92890PAK0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	63,324.48
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,028,777.49	Master Servicing Fee	5,456.21
Interest Reductions due to Nonrecoverability Determination	(102,408.61)	Certificate Administrator Fee	734.71
Interest Adjustments	(56,016.29)	Trustee Fee	90.51
Deferred Interest	0.00	Trust Advisor Fee	412.61
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	64,124.70
Total Interest Collected	934,477.29	Total Fees	6,694.05

Principal		Expenses/Reimbursements
Scheduled Principal	606,532.84	Reimbursement for Interest on Advances	246,073.05
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	42,206.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	5,180.08	Non-Recoverable Advances	1,187,892.53
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	611,712.92	Total Expenses/Reimbursements	1,476,171.68

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	63,324.48
Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	63,324.48
Total Funds Collected	1,546,190.21	Total Funds Distributed	1,546,190.21

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	342,257,918.48	342,257,918.48	Beginning Certificate Balance	342,257,918.48
(-) Scheduled Principal Collections	606,532.84	606,532.84	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	17,637,940.71
(-) Principal Adjustments (Cash)	5,180.08	5,180.08	Realized Loss and Realized Loss Adjustments on Collateral	17,026,227.79
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	611,712.92
(-) Realized Losses from Collateral	17,026,227.79	17,026,227.79	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	324,619,977.77	324,619,977.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	345,207,367.34	345,207,367.34	Ending Certificate Balance	324,619,977.77
Ending Actual Collateral Balance	326,784,935.96	326,784,935.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,017,054.78	0.00	UC / (OC) Change	0.00
Current Period Advances	611,712.92	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,019,982.45	0.00	Net WAC Rate	3.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.40 or less	4	306,492,288.09	94.42%	(31)	3.8097	0.789159
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	18,127,689.68	5.58%	(23)	4.4500	1.528700
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	12,500,000.00	3.85%	(21)	4.0800	(1.049600)	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	18,127,689.68	5.58%	(23)	4.4500	1.528700	2.76 or greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	324,619,977.77	100.00%	(30)	3.8455	0.830457
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 90,000,000	1	78,066,107.00	24.05%	(23)	3.9350	0.603100
90,000,001 or greater	2	215,926,181.09	66.52%	(34)	3.7488	0.962873
Totals	5	324,619,977.77	100.00%	(30)	3.8455	0.830457
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	18,127,689.68	5.58%	(23)	4.4500	1.528700
							Office	2	185,818,164.62	57.24%	(22)	3.8799	0.626411
Georgia	1	107,752,057.62	33.19%	(22)	3.8400	0.643300
							Retail	3	138,801,813.15	42.76%	(41)	3.7994	1.103620
Maryland	1	108,174,123.47	33.32%	(46)	3.6580	1.281200
							Totals	5	324,619,977.77	100.00%	(30)	3.8455	0.830457
New York	1	12,500,000.00	3.85%	(21)	4.0800	(1.049600)

North Carolina	1	78,066,107.00	24.05%	(23)	3.9350	0.603100

Totals	5	324,619,977.77	100.00%	(30)	3.8455	0.830457

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	1	108,174,123.47	33.32%	(46)	3.6580	1.281200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	185,818,164.62	57.24%	(22)	3.8799	0.626411	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	12,500,000.00	3.85%	(21)	4.0800	(1.049600)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	18,127,689.68	5.58%	(23)	4.4500	1.528700	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	324,619,977.77	100.00%	(30)	3.8455	0.830457
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	324,619,977.77	100.00%	(30)	3.8455	0.830457
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	324,619,977.77	100.00%	(30)	3.8455	0.830457
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	324,619,977.77	100.00%	(30)	3.8455	0.830457	Interest Only	3	228,426,181.09	70.37%	(33)	3.7669	0.852746
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	96,193,796.68	29.63%	(23)	4.0321	0.777529
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	324,619,977.77	100.00%	(30)	3.8455	0.830457	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	324,619,977.77	100.00%	(30)	3.8455	0.830457
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	246,553,870.77	75.95%	(33)	3.8172	0.902445			No outstanding loans in this group
	13 to 24 months	1	78,066,107.00	24.05%	(23)	3.9350	0.603100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	324,619,977.77	100.00%	(30)	3.8455	0.830457
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	440000225	OF	Atlanta	GA	Actual/360	3.840%	323,073.05	419,722.22	0.00	05/01/23	05/01/43	--	108,171,779.84	107,752,057.62	03/01/25
4	310919320	RT	Baltimore	MD	Actual/360	3.658%	307,782.14	5,180.08	5,180.08	N/A	05/01/21	05/01/27	108,179,303.55	108,174,123.47	03/01/25
5	790913887	OF	Charlotte	NC	Actual/360	3.935%	239,497.40	186,810.62	0.00	04/01/23	05/01/23	--	78,252,917.62	78,066,107.00	01/01/25
14	440000219	OF	Columbus	OH	Actual/360	4.230%	0.00	0.00	0.00	N/A	05/01/23	--	17,026,227.79	0.00	03/01/25
16	416000095	RT	Mobile	AL	Actual/360	4.450%	0.00	0.00	0.00	04/01/23	06/01/23	--	18,127,689.68	18,127,689.68	11/01/24
28	440000232	RT	New York	NY	Actual/360	4.080%	0.00	0.00	0.00	06/01/23	06/01/43	--	12,500,000.00	12,500,000.00	09/01/21
Totals							870,352.59	611,712.92	5,180.08				342,257,918.48	324,619,977.77
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	17,218,906.34	4,923,724.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,055,142.00	7,356,081.75	01/01/24	09/30/24	07/11/24	58,793,137.59	1,888,730.51	0.00	0.00	0.00	0.00
5	6,755,036.48	0.00	--	--	10/11/24	0.00	0.00	424,293.44	833,548.61	0.00	0.00
14	(581,078.27)	(1,974,153.00)	01/01/24	09/30/24	--	0.00	276,073.80	0.00	0.00	0.00	618,662.92
16	1,385,800.83	1,175,884.05	01/01/24	09/30/24	09/11/24	0.00	0.00	(325.69)	136,073.49	0.00	(6,950.00)
28	(392,509.96)	(383,173.92)	01/01/24	09/30/24	10/11/24	4,760,268.20	310,274.71	(613.47)	361,579.23	381,329.96	0.00
Totals	36,441,297.42	11,098,363.03				63,553,405.79	2,475,079.02	423,354.28	1,331,201.33	381,329.96	611,712.92

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	0	0.00	0	0.00	1	12,500,000.00	2	30,627,689.68	1	0.00	0	0.00	0	0.00	1	0.00	3.845503%	3.649891%	(30)
02/18/25	0	0.00	0	0.00	1	12,500,000.00	2	30,627,689.68	1	17,026,227.79	0	0.00	0	0.00	0	0.00	3.864670%	3.665286%	(29)
01/17/25	1	108,185,020.64	0	0.00	1	12,500,000.00	2	30,627,689.68	1	17,026,227.79	0	0.00	0	0.00	0	0.00	3.864672%	3.665442%	(28)
12/17/24	0	0.00	0	0.00	1	12,500,000.00	2	30,627,689.68	1	17,026,227.79	0	0.00	1	504,366.55	0	0.00	3.864677%	3.665602%	(27)
11/18/24	0	0.00	0	0.00	1	12,500,000.00	2	30,627,689.68	1	17,026,227.79	1	108,185,020.64	0	0.00	0	0.00	3.864647%	3.665984%	(26)
10/18/24	0	0.00	0	0.00	1	12,500,000.00	1	12,500,000.00	1	17,026,227.79	0	0.00	0	0.00	0	0.00	3.864649%	3.666136%	(25)
09/17/24	0	0.00	0	0.00	1	12,500,000.00	1	12,500,000.00	1	17,026,227.79	0	0.00	0	0.00	0	0.00	3.864652%	3.666292%	(24)
08/16/24	0	0.00	0	0.00	1	12,500,000.00	1	12,500,000.00	1	17,026,227.79	0	0.00	0	0.00	0	0.00	3.864654%	3.666442%	(23)
07/17/24	0	0.00	0	0.00	1	12,500,000.00	1	12,500,000.00	1	17,026,227.79	0	0.00	0	0.00	0	0.00	3.864656%	3.666591%	(22)
06/17/24	0	0.00	0	0.00	1	12,500,000.00	1	12,500,000.00	1	17,026,227.79	0	0.00	1	21,068.59	0	0.00	3.864659%	3.666744%	(21)
05/17/24	0	0.00	0	0.00	1	12,500,000.00	1	12,500,000.00	1	17,072,012.33	0	0.00	1	662,163.54	0	0.00	3.864708%	3.666938%	(20)
04/17/24	0	0.00	0	0.00	1	12,500,000.00	1	12,500,000.00	1	17,119,634.96	0	0.00	1	652,702.95	0	0.00	3.864713%	3.667409%	(19)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	790913887	01/01/25	1	5	424,293.44	833,548.61	1,368.00	78,405,188.68	01/09/23	98
16	416000095	11/01/24	3	5	(325.69)	136,073.49	500.00	18,127,689.68	09/02/20	2		07/15/24
28	440000232	09/01/21	41	6	(613.47)	361,579.23	483,917.58	12,500,000.00	11/06/20	2		02/25/22
Totals					423,354.28	1,331,201.33	485,785.58	109,032,878.36
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		96,193,797	0	78,066,107		18,127,690
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		108,174,123	108,174,123		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		120,252,058	107,752,058		0	12,500,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	324,619,978	215,926,181	78,066,107	0	0	30,627,690
Feb-25	342,257,918	216,351,083	0	0	78,252,918	47,653,917
Jan-25	342,808,080	108,555,618	108,185,021	0	78,413,524	47,653,917
Dec-24	343,350,716	217,123,212	0	0	78,573,587	47,653,917
Nov-24	344,414,510	218,018,905	0	0	78,741,688	47,653,917
Oct-24	344,957,525	218,402,964	0	0	97,028,333	29,526,228
Sep-24	345,518,927	218,797,334	0	0	97,195,365	29,526,228
Aug-24	346,058,277	219,178,830	0	0	97,353,220	29,526,228
Jul-24	346,595,838	219,559,069	0	0	97,510,541	29,526,228
Jun-24	347,151,979	219,949,754	0	0	97,675,997	29,526,228
May-24	347,752,694	220,348,453	0	0	97,832,228	29,572,012
Apr-24	349,012,941	221,396,673	0	0	97,996,633	29,619,635
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	310919320	108,174,123.47	110,000,000.00	80,000,000.00	04/15/24	6,771,620.25	1.28120	09/30/24	05/01/21	I/O
5	790913887	78,066,107.00	78,405,188.68	206,500,000.00	08/22/24	5,999,616.48	0.60310	12/31/23	05/01/23	218
14	440000219	0.00	-	10,100,000.00	07/18/24	(1,983,925.00)	(2.04160)	09/30/24	05/01/23	217
16	416000095	18,127,689.68	18,127,689.68	20,200,000.00	08/01/24	937,736.55	1.52870	09/30/24	06/01/23	194
28	440000232	12,500,000.00	12,500,000.00	10,400,000.00	09/11/24	(407,056.92)	(1.04960)	09/30/24	06/01/43	I/O
Totals		216,867,920.15	219,032,878.36	327,200,000.00		11,317,991.36

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	310919320	RT	MD	08/27/20	4
	Loan modification and extension agreement was executed 10/11/24, extending maturity to 5/1/27. Loan payments remain current through March.

5	790913887	OF	NC	01/09/23	98

The loan transferred 1/9/2023. A PNL has been executed. Borrower expressed interest to convey title back to the Lender. A court-appointed receiver is in place. The receiver has concentrated efforts to maximize leasing activity and property

	cashflow. Speci al Servicer is currently pursuing a foreclosure action as well as evaluating a potential receiver sale / loan assumption.

14	440000219	OF	OH	08/31/22	7

The property became REO in Jul-23. JLL engaged for management and CBRE for leasing. A large tenant, 52K SF, vacated in 2023 Q4. Leasing continues to be slow since there aren't many large space users on the market. Cushman &

	Wakefield and Real Insight auct ion platform engaged to market the property for sale. The property is in contract to sell in Feb-25. The sale closed on 2/13/2025.

16	416000095	RT	AL	09/02/20	2

Loan transferred to special servicing due to the impacts of COVID-19. Receiver is in place at the property and we are working on re-stabilizing the property. Have multiple leasing proposals in-hand that are being negotiated.Among the options is mov ing existing tenants from the south section of the center to the north section that sits on the main road. That would allow sale of the stabilized north center and possibly selling the south section for redevelopment. Leasing effort

	underway. As of Feb ruary, we are in detailed negotiations with existing major tenant, Academy Sports, for an extension and relocation within the center.

28	440000232	RT	NY	11/06/20	2

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Lender has filed a complaint with the intent to foreclose and a receiver was appointed on 8/23/2022. Foreclosure litigation remains ongoing, however , receiver has engaged an affiliate to market the property for sale and a call for offers occurred on 12/11/2024. Receiver is currently evaluating offers received, however, a foreclosure auction is currently scheduled for 5/14/2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	310919320	0.00	3.65800%	0.00	3.65800%	1	10/11/24	11/01/24	11/08/24
16	416000095	0.00	4.45000%	0.00	4.45000%	8	03/31/23	03/01/23	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	440000219 03/17/25	17,026,227.79	10,100,000.00	345,349.83	345,349.83	345,349.83	0.00	17,026,227.79	0.00	0.00	17,026,227.79	77.39%
22	416000094 12/16/16	14,089,775.33	22,600,000.00	15,338,417.24	568,292.52	15,338,417.24	14,770,124.72	125,268.43	0.00	0.00	125,268.43	0.83%
30	440000233 10/18/21	8,180,530.74	7,600,000.00	6,225,892.52	1,054,252.29	6,225,892.52	5,171,640.23	3,008,890.51	0.00	123,484.16	2,885,406.35	24.04%
Current Period Totals		17,026,227.79	10,100,000.00	345,349.83	345,349.83	345,349.83	0.00	17,026,227.79	0.00	0.00	17,026,227.79
Cumulative Totals		39,296,533.86	40,300,000.00	21,909,659.59	1,967,894.64	21,909,659.59	19,941,764.95	20,160,386.73	0.00	123,484.16	20,036,902.57

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	440000219	03/17/25	0.00	0.00	17,026,227.79	0.00	0.00	17,026,227.79	0.00	1,194,842.53	18,221,070.32
22	416000094	12/16/16	0.00	0.00	125,268.43	0.00	0.00	125,268.43	0.00	0.00	125,268.43
30	440000233	12/17/24	0.00	0.00	2,885,406.35	0.00	0.00	(282.00)	0.00	0.00	2,885,406.35
		06/16/23	0.00	0.00	2,885,688.35	0.00	0.00	(123,202.16)	0.00	0.00
		10/18/21	0.00	0.00	3,008,890.51	0.00	0.00	3,008,890.51	0.00	0.00
Current Period Totals			0.00	0.00	17,026,227.79	0.00	0.00	17,026,227.79	0.00	1,194,842.53	18,221,070.32
Cumulative Totals			0.00	0.00	20,036,902.57	0.00	0.00	20,036,902.57	0.00	1,194,842.53	21,231,745.10

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	21,034.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	15,215.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	56,016.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	246,073.05	576,179.61	0.00	0.00
16	0.00	0.00	3,524.83	0.00	0.00	0.00	0.00	62,741.95	0.00	0.00	0.00	0.00
28	0.00	0.00	2,430.56	0.00	0.00	0.00	0.00	39,666.67	0.00	0.00	0.00	0.00
Total	56,016.29	0.00	42,206.10	0.00	0.00	0.00	0.00	102,408.61	246,073.05	576,179.61	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,022,883.66

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27